ALLIANCE VARIABLE PRODUCTS SERIES FUND GLOBAL BOND PORTFOLIO

SEMI-ANNUAL REPORT
JUNE 30, 2002






INVESTMENT PRODUCTS OFFERED
o ARE NOT FDIC INSURED
o MAY LOSE VALUE
o ARE NOT BANK GUARANTEED


GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________


                                            Principal
                                             Amount
                                              (000)                U.S. $ Value
-------------------------------------------------------------------------------

LONG-TERM INVESTMENTS-92.5%
AUSTRALIA-2.7%
BANKING-0.2%
National Australia Bank, Ltd.
  2.535%, 5/19/10 (a)(b) USD                   113               $    113,236

GOVERNMENT OBLIGATIONS-2.5%
Commonwealth of Australia
  0.00%, 7/23/02 (a)  AUD                    1,910                  1,073,275
  6.75%, 11/15/06 (a)                          575                    336,170
                                                                  -----------
                                                                    1,409,445
                                                                  -----------
                                                                    1,522,681
CANADA-0.4%
GOVERNMENT OBLIGATION-0.4%
Government of Canada
  0.00%, 11/21/02 (a) CAD                      315                    205,039

DENMARK-3.4%
GOVERNMENT OBLIGATION-3.4%
Kingdom of Denmark
  6.00%, 11/15/09 (a) DKK                   13,590                  1,904,075

FRANCE-5.3%
GOVERNMENT OBLIGATIONS-5.3%
Government of France
  4.00%, 4/25/09 (a)  EUR                    2,950                  2,783,205
  5.50%, 10/25/07 (a)                          130                    133,554
  5.50%, 4/25/29 (a)                            97                     98,051
                                                                  -----------
                                                                    3,014,810

GERMANY-6.0%
BANKING-0.3%
Deutsche Ausgleichsbank
  7.00%, 6/23/05 (a)  USD                      150                    163,580

GOVERNMENT OBLIGATIONS-5.7%
Federal Republic of Germany
  5.00%, 2/17/06 (a)  EUR                      700                    703,690
  5.625%, 1/04/28 (a)                        2,450                  2,513,415
                                                                  -----------
                                                                    3,217,105
                                                                  -----------
                                                                    3,380,685

ITALY-5.3%
GOVERNMENT OBLIGATION-5.3%
Republic of Italy
  5.00%, 5/01/08 (a)                         3,000                  2,993,450

JAPAN-15.8%
GOVERNMENT OBLIGATIONS-15.8%
Government of Japan
  0.50%, 6/20/07 (a)  JPY                  848,000                  7,107,169
  2.60%, 3/20/07 (a)                       204,000                  1,879,113
                                                                  -----------
                                                                    8,986,282


                                             Shares or
                                             Principal
                                              Amount
                                               (000)               U.S. $ Value
-------------------------------------------------------------------------------
MEXICO-0.1%
FINANCIAL-MISCELLANEOUS-0.0%
United Mexican States,
  warrants expiring
  6/03/03               USD                      1             $            3

ASSET BACKED SECURITY-0.1%
Pemex Finance, Ltd.
  6.125%, 11/15/03 (a)                          74                     75,301
                                                                  -----------
                                                                       75,304

NETHERLANDS-2.6%
GOVERNMENT OBLIGATION-2.6%
Government of Netherlands
  5.50%, 1/15/28 (a)  EUR                    1,481                  1,487,751

SPAIN-3.4%
GOVERNMENT OBLIGATION-3.4%
Government of Spain
  6.00%, 1/31/29 (a)                         1,780                  1,899,622

SWEDEN-2.9%
GOVERNMENT OBLIGATION-2.9%
Kingdom of Sweden
  5.00%, 1/15/04 (a)  SEK                   15,000                  1,630,863

UNITED KINGDOM-3.0%
GOVERNMENT OBLIGATIONS-3.0%
United Kingdom Treasury
  4.25%, 6/07/32 (a)  GBP                      410                    572,223
  9.75%, 8/27/02 (a)                           750                  1,152,469
                                                                  -----------
                                                                    1,724,692

UNITED STATES-41.6%
BANKING-0.4%
FMR Corp.
  7.57%, 6/15/29 (a)(c) USD                    120                    130,788
Wells Fargo & Co.
  6.50%, 9/03/02 (a)                            99                     99,760
                                                                  -----------
                                                                      230,548

FINANCIAL-3.1%
GE Financial Assurance Holdings
  1.60%, 6/20/11 (a)  JPY                  200,000                  1,627,247
Morgan Stanley Dean Witter & Co.
  7.75%, 6/15/05 (a)  USD                      104                    114,206
                                                                  -----------
                                                                    1,741,453


1


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________


                                             Principal
                                               Amount
                                               (000)               U.S. $ Value
-------------------------------------------------------------------------------
GOVERNMENT AND AGENCY OBLIGATIONS-38.1%
Federal National Mortgage Association
  1.75%, 3/26/08 (a)  JPY                  400,000               $  3,582,958
U.S. Treasury Bonds
  6.375%, 8/15/27 (a) USD                    1,070                  1,166,910
U.S. Treasury Notes
  3.375%, 4/30/04 (a)                        8,075                  8,160,191
  3.50%, 11/15/06 (a)                        2,180                  2,141,152
  3.875%, 1/15/09 (a)                        1,863                  1,977,276
  5.00%, 8/15/11 (a)                         4,550                  4,613,154
                                                                  -----------
                                                                   21,641,641

Total Long-Term Investments
  (cost $50,064,507)                                               52,438,896

SHORT-TERM INVESTMENT-8.4%
TIME DEPOSIT-8.4%
State Street Euro Dollar
  1.25%, 7/01/02
  (cost $4,759,000)                         $4,759                 $4,759,000

TOTAL INVESTMENTS-100.9%
  (cost $54,823,507)                                               57,197,896
Other assets less liabilities-(0.9%)                                 (485,463)
                                                                  -----------

NET ASSETS-100%                                                  $ 56,712,433



(a) Securities, or portion thereof, with an aggregate market value of $52,438,893 have been segregated to collateralize forward exchange currency contracts.
(b) Floating rate security. Stated interest rate in effect at June 30, 2002.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2002, the aggregate market value of this security amounted to $130,788 or 0.2% of net assets.

     See Notes to Financial Statements.


2

GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $54,823,507)          $57,197,896
  Cash                                                                     34
  Foreign cash, at value (cost $177,842)                              187,031
  Interest receivable                                                 593,485
  Total assets                                                     57,978,446

LIABILITIES
  Unrealized depreciation of forward exchange currency contracts      831,962
  Payable for investment securities purchased                         341,505
  Advisory fee payable                                                 29,373
  Accrued expenses                                                     63,173
  Total liabilities                                                 1,266,013

NET ASSETS                                                        $56,712,433

COMPOSITION OF NET ASSETS
  Capital stock, at par                                                $4,813
  Additional paid-in capital                                       55,697,511
  Undistributed net investment income                                 686,589
  Accumulated net realized loss on investments                     (1,256,384)
  Net unrealized depreciation of investment and foreign
    currency denominated assets and liabilities                     1,579,904
                                                                  $56,712,433

Class A Shares
  Net assets                                                      $49,392,456
  Shares of capital stock outstanding                               4,188,689
  Net asset value per share                                            $11.79

Class B Shares
  Net assets                                                      $ 7,319,977
  Shares of capital stock outstanding                                 624,347
  Net asset value per share                                       $     11.72



See Notes to Financial Statements.


3


GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002 (unaudited)

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                           $944,090

EXPENSES
  Advisory fee                                                        175,313
  Distribution fee--Class B                                             8,586
  Custodian                                                            40,919
  Audit and legal                                                      14,656
  Administrative                                                       26,250
  Printing                                                             13,938
  Directors' fees                                                       1,196
  Transfer agency                                                         474
  Miscellaneous                                                         3,456
  Total expenses                                                      284,788
  Net investment income                                               659,302

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS
  Net realized gain on investment transactions                        472,651
  Net realized gain on foreign currency transactions                1,443,226
  Net change in unrealized appreciation/depreciation of:
  Investments                                                       3,003,227
  Foreign currency denominated assets and liabilities                (827,775)
  Net gain on investment and foreign currency transactions          4,091,329

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $4,750,631


See Notes to Financial Statements.


4


GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                      Six Months Ended             Year Ended
                                        June 30, 2002              December 31,
                                         (unaudited)                   2001
-------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income                $    659,302              $  1,723,823
  Net realized gain on
    investment and foreign
    currency transactions                 1,915,877                   195,715
  Net change in unrealized
    appreciation/depreciation of
    investments and foreign
    currency denominated assets
    and liabilities                       2,175,452                (2,284,588)
  Net increase (decrease) in net
    assets from operations                4,750,631                  (365,050)

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income
  Class A                                  (547,877)                       -0-
  Class B                                   (66,713)                       -0-

CAPITAL STOCK TRANSACTIONS
  Net decrease                           (2,795,102)                 (733,082)
  Total increase (decrease)               1,340,939                (1,098,132)

NET ASSETS
  Beginning of period                    55,371,494                56,469,626
  End of period (including
    undistributed net investment
    income of $686,589 and
    $641,877, respectively)            $ 56,712,433              $ 55,371,494


See Notes to Financial Statements.


5


GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
The Global Bond Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek a high level of return from a combination of current income and capital appreciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. dollar and a range of foreign currencies. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.) are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.


6


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

5. Income and Expenses
Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the Portfolio's Class B shares bear the distribution fees.

6. Repurchase Agreements
It is the Portfolio's policy that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited.

7. Dividends and Distributions
The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .65% of the Portfolio's average daily net assets.

Under a sub-advisory agreement, the Adviser retained AIGAM International Limited (AIGAM), an affiliate of American International Group, Inc., as a sub-adviser to the Portfolio. Effective February 1, 2001, the Adviser and AIGAM agreed to terminate this sub-advisory agreement. The Adviser now provides the services formerly provided by AIGAM.

Pursuant to the advisory agreement, the Portfolio paid $26,250 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2002.

NOTE C: Distribution Plan
The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of com-


7


GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

pensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

Purchases:
Stocks and debt obligations                                       $34,591,091
U.S. government and agency obligations                             22,220,319

Sales:
Stocks and debt obligations                                       $38,108,337
U.S. government and agency obligations                             12,266,147

At June 30, 2002, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                      $2,463,628
Gross unrealized depreciation                                         (89,239)
Net unrealized appreciation                                        $2,374,389

1. Forward Exchange Currency Contracts
The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.


8


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

At June 30, 2002, the Portfolio had outstanding forward exchange currency contracts as follows:

                                        U.S. $
                         Contract      Value on        U.S. $       Unrealized
                          Amount      Origination     Current      Appreciation
                          (000)          Date          Value      (Depreciation)
-------------------------------------------------------------------------------
Forward Exchange
Currency
Buy Contracts
British Pound,
  settling 8/06/02           886      1,306,281      1,347,857         41,576
Canadian Dollar,
  settling 7/11/02         2,061      1,345,620      1,356,957         11,337
Euro, settling 7/15/02     5,029      4,752,990      4,953,610        200,620
Euro, settling 8/26/02    16,380     15,978,536     16,103,330        124,794
Japanese Yen,
  settling 7/24/02       225,110      1,825,708      1,880,584         54,876

Forward Exchange
Currency
Sale Contracts
British Pound,
  settling 8/06/02           355        524,216        540,683        (16,467)
Danish Krone,
  settling 8/22/02        10,000      1,330,672      1,323,438          7,234
Euro, settling 7/15/02    12,051     10,616,178     11,870,549     (1,254,371)
Swedish Krona,
  settling 8/22/02         3,330        358,450        360,011         (1,561)

                                                                   $ (831,962)

2. Option Transactions
For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2002.


9


GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE E: Distributions to Shareholders
The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                     2001            2000
                                                 -----------      ----------
Distributions paid from:
  Ordinary income                                   $-0-          $2,103,096
Total taxable distributions                          -0-           2,103,096
  Tax return of capital                              -0-              23,050
Total distributions paid                            $-0-          $2,126,146

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                    $   808,106
Accumulated earnings                                                 808,106
Accumulated capital and other losses                              (2,664,930)(a)
Unrealized appreciation/(depreciation)                            (1,269,108)(b)
Total accumulated earnings/(deficit)                             $(3,125,932)


(a) On December 31, 2001, the Portfolio had a net capital loss carryforward of $2,664,930 of which $198,285 will expire in the year 2006, $488,861 will expire in the year 2007 and $1,977,784 will expire in the year 2008. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards, brought forward as a result of the Portfolio's merger with BrinsonSeries Trust Strategic Income Portfolio and Brinson Series Trust Global Income Portfolio, may apply.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount and the realization for tax purposes of unrealized gains on certain derivative instruments.

NOTE F: Securities Lending
The Portfolio has entered into a securities lending agreement with UBS/PaineWebber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio for any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2002, the Portfolio had no securities on loan.


10


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE G: Capital Stock
There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                 SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     Six Months Ended Year Ended  Six Months Ended  Year Ended
                       June 30, 2002    Dec. 31,  June 30, 2002       Dec. 31,
                       (unaudited)      2001       (unaudited)        2001
                     ------------  ------------  --------------  --------------
Shares sold              324,129       408,519      $3,591,673      $4,419,740
Shares issued in
  connection with
  acquisition of
  Brinson Series Trust
  Global Income
  Portfolio                   -0-      427,796              -0-      4,776,770
Shares issued in
  connection with
  acquisition of
  Brinson Series Trust
  Strategic Income
  Portfolio                   -0-       63,759              -0-        711,928
Shares issued in
  reinvestment of
  dividends               48,485            -0-        547,877              -0-
Shares redeemed         (595,921)   (1,080,790)     (6,569,012)    (11,735,211)
Net decrease            (223,307)     (180,716)    $(2,429,462)    $(1,826,773)

Class B
Shares sold               28,475        70,472        $318,138        $777,950
Shares issued in
  connection with
  acquisition of
  Brinson Series Trust
  Strategic Income
   Portfolio                  -0-      166,844              -0-      1,852,870
Shares issued in
  reinvestment of
  dividends                5,941            -0-         66,713              -0-
Shares redeemed          (68,503)     (141,731)       (750,491)     (1,537,129)
Net increase (decrease)  (34,087)       95,585       $(365,640)     $1,093,691

NOTE H: Concentration of Risk
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

NOTE I: Bank Borrowing
A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2002.


11


GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE J: Acquisition of Brinson Series Trust Global Income and Strategic Income Portfolios
On October 26, 2001, the Portfolio acquired all of the assets and liabilities of the Brinson Series Trust Global Income and Strategic Income Portfolios, respectively, pursuant to separate plans of reorganization approved by the shareholders of the Brinson Series Trust Global Income and Strategic Income Portfolios on March 1, 2001. On October 26, 2001, the acquisition was accomplished by a tax-free exchange of 658,399 shares of the Portfolio for 442,079 shares of Brinson Series Trust Global Income Portfolio and 244,874 of Brinson Series Trust Strategic Income Portfolio.

The aggregate net assets of the Portfolio, Brinson Series Trust Global Income Portfolio, and Strategic Income Portfolio immediately before the acquisition were $49,913,559, $4,776,770 (including $95,575 net unrealized depreciation of investments) and $2,564,798 (including $123,029 net unrealized appreciation of investments), respectively. Immediately after the acquisition the combined net assets of the Portfolio amounted to $57,255,127.


12


GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                  CLASS  A
                                         Six Months
                                            Ended                           Year Ended December 31,
                                        June 30, 2002     -------------------------------------------------------------------
                                         (unaudited)      2001(a)        2000           1999           1998           1997
                                      ---------------------------------------------------------------------------------------

Net asset value,
  beginning of period                       $10.93         $10.96         $11.25         $12.42         $11.10         $11.74
Income From Investment Operations
Net investment income (b)                      .14            .35            .45(c)         .48(c)         .49(c)         .54(c)
Net realized and
  unrealized gain
  (loss) on investments
  and foreign
currency transactions                          .85           (.38)          (.32)         (1.24)          1.06           (.48)
Net increase (decrease) in net
  asset value from operations                  .99           (.03)           .13           (.76)          1.55            .06

Less: Dividends and Distributions
Dividends from net
  investment income                           (.13)            -0-          (.42)          (.37)          (.17)          (.57)
Distributions from net
  realized gain on investments                  -0-            -0-            -0-          (.04)          (.06)          (.13)
Total dividends and distributions             (.13)            -0-          (.42)          (.41)          (.23)          (.70)
Net asset value, end of period              $11.79         $10.93         $10.96         $11.25         $12.42         $11.10

Total Return
Total investment return based on
  net asset value (d)                         9.14%          (.27)%         1.17%         (6.11)%        14.12%           .67%

Ratios/Supplemental Data
Net assets, end of period
(000's omitted)                            $49,392        $48,221        $50,325        $50,569        $34,652        $22,194
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                            1.02%(e)       1.07%          1.02%           .90%           .93%           .94%
  Expenses, before waivers and
    reimbursements                            1.02%(e)       1.07%          1.06%          1.04%          1.17%          1.03%
  Net investment income                       2.48%(e)       3.28%          4.13%(c)       4.16%(c)       4.23%(c)       4.81%(c)
Portfolio turnover rate                        106%           101%           372%           183%            42%           257%


See footnote summary on page 14.


13


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               CLASS B
                                        Six Months              Year Ended            July 16,
                                          Ended                December 31,           1999(f) to
                                       June 30, 2002      ----------------------      December 31,
                                         (unaudited)       2001(a)         2000           1999
                                      ------------------------------------------------------------

Net asset value, beginning of period        $10.86         $10.92         $11.23         $10.98

Income From Investment Operations
Net investment income (b)                      .12            .32            .41(c)         .21(c)
Net realized and unrealized gain
  (loss) on investment
and foreign currency transactions              .85           (.38)          (.31)           .04

Net increase (decrease) in net
  asset value from operations                  .97           (.06)           .10            .25

Less: Dividends
Dividends from net investment income          (.11)            -0-          (.41)            -0-

Net asset value, end of period              $11.72         $10.86         $10.92         $11.23


Total Return
Total investment return based on net
   asset value (d)                            8.97%          (.55)%          .98%          2.18%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)   $7,320         $7,150         $6,145         $1,770
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                            1.27%(e)       1.32%          1.31%          1.20%(e)
  Expenses, before waivers and
    reimbursements                            1.27%(e)       1.32%          1.35%          1.34%(e)
  Net investment income                       2.22%(e)       3.00%          3.82%(c)       3.96%(c)(e)
Portfolio turnover rate                        106%           101%           372%           183%

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. For the year ended December 31, 2001, the effect of this change to Class A and Class B shares was to decrease net investment income per share by $.04 and $.04, increase net realized and unrealized gain (loss) on investments per share by $.04 and $.04, and decrease the ratio of net investment income to average net assets from 3.67% to 3.28% and 3.39% to 3.00%, respectively. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)  Based on average shares outstanding.

(c)  Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distribution.


14


GLOBAL BOND PORTFOLIO                    Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


15